Note 9 - Convertible Notes Payable	6 Months Ended
Feb. 28, 2015
Notes
Note 9 - Convertible Notes Payable

NOTE 9—CONVERTIBLE NOTES PAYABLE

As of February 28, 2015 and August 31, 2014 the Company’s convertible notes payable consisted of the following:

	February 28,	August 31,
	2015	2014
Convertible note payable bearing interest at 10.0% per annum, originated April 23, 2012, original maturity date of April 23, 2017. The note is convertible into common shares of the Company at $1.00 per share.	$550,000	$550,000

Convertible note payable bearing interest at 9.0% per annum, originated July 25, 2013, original maturity date of July 25, 2018. The note is convertible into common shares of the Company at $1.50 per share.	50,000	50,000

Convertible note payable bearing interest at the market interest rate plus 6.4% per annum, originated May 1, 2012, original maturity date of May 1, 2015. The note is convertible into common shares of the Company at $0.30 per share.	300,000	300,000

Convertible note payable bearing interest at 12.0% per annum, originated February 17, 2015, maturity date of February 16, 2016. The note is convertible upon the occurrence and continuance of an event of default for a 15 day period at 85 percent of the lowest average daily volume weighted average price of the Company’s common shares during the five trading days immediately prior to the date of conversion.	1,000,000	1,000,000

Total convertible notes payable	$1,850,000	$850,000
Less: current portion	(1,300,000)	(300,000)
Long-term convertible notes payable	$550,000	$550,000

In addition to the notes payable noted in the table above, on December 31, 2014, the Company entered into a convertible note payable with a principal balance of $100,000, bearing interest at 18.0% per annum and due on demand. The note was convertible into common shares of the Company at the 65% of the lowest average daily volume weighted average price of the Company’s common shares during the fifteen trading days immediately prior to the date of conversion. The note was repaid in full during the period ended February 28, 2015 through the payment of $110,000 in cash, inclusive of $10,000 of interest.

The intrinsic value of the beneficial conversion feature and the debt discount associated with the convertible debts were recorded based on the relative fair value of the equity in relation to the debt in accordance with ASC 470. The total initial beneficial conversion feature recorded for the convertible notes equaled $182,190, of which $75,890 was amortized or recorded to interest expense in connection with convertible note retirements, leaving an ending balance of $106,300 in discounts on convertible notes payable.